Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Operating loss	$ (1,995)		$ 19,898
Working capital	(56,066)
Property and equipment	26,882			$ 24,278
Impairment loss
Underpayment of taxes (in Yuan Renminbi) | ¥		¥ 100
Term of statute of limitations	10 years	10 years
Uncertain tax positions
Income tax reconciliation comprehensive loss income
Segment reporting description	These requirements include: (i) disclosure of significant expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”)	These requirements include: (i) disclosure of significant expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”)
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Operating Decision Maker	Chief Operating Decision Maker
Miners [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment	$ 26,882